Accrued Expense and Other Liabilities (Tables)	12 Months Ended
Sep. 30, 2024
Accrued Expense and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consisted of the following:

	September 30, 2024	September 30, 2023

Payroll payables	$693,241	$759,026
Professional fee and others	537,887	282,806
Total	$1,231,128	$1,041,832